Condensed Consolidated Statement of Stock Holder's Equity Deficit - USD ($) $ in Thousands	Total	Convertible Preferred Stock [Member]	Common Stock, Class A, Class B and Class C [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Equity (Deficit) [Member]	American Well Corporation Stockholder Equity (Deficit) [Member]	Noncontrolling Interest [Member]	Series A convertible preferred stock	Series B convertible preferred stock	Series C convertible preferred stock	Series C convertible preferred stock Avizia Inc.	Series C convertible preferred stock Aligned Tele-health Inc.
Beginning balance at Dec. 31, 2017			$ 403		$ 28,834		$ (218,063)	$ (188,826)	$ 27,073	$ 31,787	$ 23,632	$ 170,212
Beginning balance at Dec. 31, 2017	$ (161,753)
Beginning balance (in shares) at Dec. 31, 2017			40,269,455							3,178,650	787,725	3,482,765
Issuance of Series C convertible preferred stock, net of issuance costs												$ 280,444	$ 72,536
Issuance of Series C convertible preferred stock, net of issuance costs,Shares												4,411,048	1,115,934
Issuance of Series C convertible preferred stock in connection with Avizia acquisition												$ 280,444	$ 72,536
Issuance of Series C convertible preferred stock in connection with Avizia acquisition, Shares												4,411,048	1,115,934
Repurchase of Series A convertible preferred stock, net of purchase costs of $20	(2,898)									$ (2,898)
Issuance of Series C convertible preferred stock in connection with Aligned acquisition												$ 280,444	$ 72,536
Issuance of Series C convertible preferred stock in connection with Aligned acquisition, Shares												4,411,048	1,115,934
Exercise of common stock options	631		$ 7		624			631
Exercise of common stock options, Shares			683,252
Vesting of restricted stock units	$ 4		$ 4					4
Vesting of restricted stock units ,Shares			440,915
Issuance of Class A shares in connection with initial public offering, net of offering costs and underwriting discounts of $53,730, Shares												4,411,048
Treasury Stock, Shares at Dec. 31, 2018	0
Stock-based compensation expense	$ 7,669				7,669			7,669
Currency translation adjustment	27					$ 27		27
Unrealized loss on available-for-sale securities, net of tax	1,324					1,324		1,324
Net loss	(52,312)						(52,674)	(52,674)	362
Ending balance at Dec. 31, 2018	(231,845)	$ 575,713	$ 414		37,127	1,351	(270,737)	(231,845)	27,435	$ 28,889	$ 23,632	$ 523,192
Ending balance at Dec. 31, 2018	(204,410)
Ending balance, Shares at Dec. 31, 2018		12,927,549	41,393,622							3,130,077	787,725	9,009,747
Repurchase of Series A convertible preferred stock, net of purchase costs of $20, Shares										(48,573)
Exercise of common stock options	361		$ 4		357			361
Exercise of common stock options, Shares			443,846
Stock-based compensation expense	2,600				2,600			2,600
Currency translation adjustment	(49)					(49)		(49)
Unrealized loss on available-for-sale securities, net of tax	(333)					(333)		(333)
Net loss	(21,515)						(21,131)	(21,131)	(384)
Ending balance at Mar. 31, 2019		$ 575,713	$ 418		40,084	969	(291,868)	(250,397)	27,051
Ending balance at Mar. 31, 2019	(223,346)
Ending balance, Shares at Mar. 31, 2019		12,927,549	41,837,468
Beginning balance at Dec. 31, 2018	(231,845)	$ 575,713	$ 414		37,127	1,351	(270,737)	(231,845)	27,435	$ 28,889	$ 23,632	$ 523,192
Beginning balance at Dec. 31, 2018	(204,410)
Beginning balance (in shares) at Dec. 31, 2018		12,927,549	41,393,622							3,130,077	787,725	9,009,747
Treasury stock at Sep. 30, 2019	(158)			$ (158)				(158)
Treasury Stock, Shares at Sep. 30, 2019			(35,834)
Currency translation adjustment	(188)
Unrealized loss on available-for-sale securities, net of tax	(938)
Net loss	(65,643)
Ending balance at Sep. 30, 2019		$ 575,713	$ 420	(158)	46,406	225	(335,496)	(288,603)	26,551
Ending balance at Sep. 30, 2019	(262,052)
Ending balance, Shares at Sep. 30, 2019		12,927,549	42,035,795
Beginning balance at Dec. 31, 2018	(231,845)	$ 575,713	$ 414		37,127	1,351	(270,737)	(231,845)	27,435	$ 28,889	$ 23,632	$ 523,192
Beginning balance at Dec. 31, 2018	(204,410)
Beginning balance (in shares) at Dec. 31, 2018		12,927,549	41,393,622							3,130,077	787,725	9,009,747
Issuance of Series C convertible preferred stock, net of issuance costs												$ 45,836		$ 34,250
Issuance of Series C convertible preferred stock, net of issuance costs,Shares												628,719		456,667
Issuance of Series C convertible preferred stock in connection with Avizia acquisition												$ 45,836		$ 34,250
Issuance of Series C convertible preferred stock in connection with Avizia acquisition, Shares												628,719		456,667
Issuance of Series C convertible preferred stock in connection with Aligned acquisition												$ 45,836		$ 34,250
Issuance of Series C convertible preferred stock in connection with Aligned acquisition, Shares												628,719		456,667
Exercise of common stock options	$ 1,034		$ 7		1,027			1,034
Exercise of common stock options, Shares	651,120		651,120
Vesting of restricted stock units	$ 2		$ 2					2
Vesting of restricted stock units ,Shares			293,937
Issuance of Class A shares in connection with initial public offering, net of offering costs and underwriting discounts of $53,730, Shares												628,719
Treasury stock at Dec. 31, 2019	$ (158)			(158)				(158)
Treasury Stock, Shares at Dec. 31, 2019	(35,834)		(35,834)
Stock-based compensation expense	$ 12,135				12,135			12,135
Currency translation adjustment	(227)					(227)		(227)
Unrealized loss on available-for-sale securities, net of tax	(874)					(874)		(874)
Net loss	(88,366)						(87,190)	(87,190)	(1,176)
Ending balance at Dec. 31, 2019	(307,123)	$ 655,799	$ 423	(158)	50,289	250	(357,927)	(307,123)	26,259	$ 28,889	$ 23,632	$ 603,278
Ending balance at Dec. 31, 2019	(280,864)
Ending balance, Shares at Dec. 31, 2019		14,012,935	42,302,845							3,130,077	787,725	10,095,133
Beginning balance at Mar. 31, 2019		$ 575,713	$ 418		40,084	969	(291,868)	(250,397)	27,051
Beginning balance at Mar. 31, 2019	(223,346)
Beginning balance (in shares) at Mar. 31, 2019		12,927,549	41,837,468
Exercise of common stock options	18				18			18
Exercise of common stock options, Shares			11,546
Stock-based compensation expense	2,471				2,471			2,471
Currency translation adjustment	(80)					(80)		(80)
Unrealized loss on available-for-sale securities, net of tax	(379)					(379)		(379)
Net loss	(20,057)						(19,613)	(19,613)	(444)
Ending balance at Jun. 30, 2019		$ 575,713	$ 418		42,573	510	(311,481)	(267,980)	26,607
Ending balance at Jun. 30, 2019	(241,373)
Ending balance, Shares at Jun. 30, 2019		12,927,549	41,849,014
Exercise of common stock options	230		$ 1		229			230
Exercise of common stock options, Shares			75,647
Vesting of restricted stock units	1		$ 1					1
Vesting of restricted stock units ,Shares			146,968
Treasury stock at Sep. 30, 2019	(158)			(158)				(158)
Treasury Stock, Shares at Sep. 30, 2019			(35,834)
Stock-based compensation expense	3,604				3,604			3,604
Currency translation adjustment	(59)					(59)		(59)
Unrealized loss on available-for-sale securities, net of tax	(226)					(226)		(226)
Net loss	(24,071)						(24,015)	(24,015)	(56)
Ending balance at Sep. 30, 2019		$ 575,713	$ 420	(158)	46,406	225	(335,496)	(288,603)	26,551
Ending balance at Sep. 30, 2019	(262,052)
Ending balance, Shares at Sep. 30, 2019		12,927,549	42,035,795
Beginning balance at Dec. 31, 2019	(307,123)	$ 655,799	$ 423	(158)	50,289	250	(357,927)	(307,123)	26,259	$ 28,889	$ 23,632	$ 603,278
Beginning balance at Dec. 31, 2019	(280,864)
Beginning balance (in shares) at Dec. 31, 2019		14,012,935	42,302,845							3,130,077	787,725	10,095,133
Issuance of Series C convertible preferred stock, net of issuance costs		$ 12,489
Issuance of Series C convertible preferred stock, net of issuance costs,Shares		170,000
Issuance of Series C convertible preferred stock in connection with Avizia acquisition		$ 12,489
Issuance of Series C convertible preferred stock in connection with Avizia acquisition, Shares		170,000
Issuance of Series C convertible preferred stock in connection with Aligned acquisition		$ 12,489
Issuance of Series C convertible preferred stock in connection with Aligned acquisition, Shares		170,000
Exercise of common stock options	2				2			2
Exercise of common stock options, Shares			7,392
Vesting of restricted stock units	1		$ 1					1
Vesting of restricted stock units ,Shares			146,969
Stock-based compensation expense	4,458				4,458			4,458
Retirement of treasury stock				158	158
Currency translation adjustment	(171)					(171)		(171)
Unrealized loss on available-for-sale securities, net of tax	43					43		43
Net loss	(25,225)						(24,382)	(24,382)	(843)
Ending balance at Mar. 31, 2020		$ 668,288	$ 424		54,591	122	(382,309)	(327,172)	25,416
Ending balance at Mar. 31, 2020	(301,756)
Ending balance, Shares at Mar. 31, 2020		14,182,935	42,457,206
Beginning balance at Dec. 31, 2019	(307,123)	$ 655,799	$ 423	(158)	50,289	250	(357,927)	(307,123)	26,259	$ 28,889	$ 23,632	$ 603,278
Beginning balance at Dec. 31, 2019	(280,864)
Beginning balance (in shares) at Dec. 31, 2019		14,012,935	42,302,845							3,130,077	787,725	10,095,133
Treasury stock at Sep. 30, 2020	$ (24,320)
Treasury Stock, Shares at Sep. 30, 2020	(1,401,956)
Currency translation adjustment	$ 215
Unrealized loss on available-for-sale securities, net of tax	(415)
Net loss	(178,040)
Ending balance at Sep. 30, 2020	1,274,421		$ 2,343	(24,320)	1,828,395	50	(532,047)	1,274,421	22,339
Ending balance at Sep. 30, 2020	1,296,760
Ending balance, Shares at Sep. 30, 2020			234,235,243
Beginning balance at Mar. 31, 2020		$ 668,288	$ 424		54,591	122	(382,309)	(327,172)	25,416
Beginning balance at Mar. 31, 2020	(301,756)
Beginning balance (in shares) at Mar. 31, 2020		14,182,935	42,457,206
Issuance of Series C convertible preferred stock, net of issuance costs		$ 133,525
Issuance of Series C convertible preferred stock, net of issuance costs,Shares		1,342,750
Issuance of Series C convertible preferred stock in connection with Avizia acquisition		$ 133,525
Issuance of Series C convertible preferred stock in connection with Avizia acquisition, Shares		1,342,750
Issuance of Series C convertible preferred stock in connection with Aligned acquisition		$ 133,525
Issuance of Series C convertible preferred stock in connection with Aligned acquisition, Shares		1,342,750
Exercise of common stock options	2,327		$ 8		2,319			2,327
Exercise of common stock options, Shares			768,106
Vesting of restricted stock units	2		$ 2					2
Vesting of restricted stock units ,Shares			204,829
Treasury stock at Jun. 30, 2020	(163)			(163)				(163)
Treasury Stock, Shares at Jun. 30, 2020			(61,600)
Stock-based compensation expense	67,638				67,638			67,638
Currency translation adjustment	349					349		349
Unrealized loss on available-for-sale securities, net of tax	(323)					(323)		(323)
Net loss	(88,219)						(86,657)	(86,657)	(1,562)
Ending balance at Jun. 30, 2020		$ 801,813	$ 434	(163)	124,548	148	(468,966)	(343,999)	23,854
Ending balance at Jun. 30, 2020	(320,145)
Ending balance, Shares at Jun. 30, 2020		15,525,685	43,368,541
Exercise of common stock options	1,886		$ 9		1,877			1,886
Exercise of common stock options, Shares			885,253
Vesting of restricted stock units			$ 34		(34)
Vesting of restricted stock units ,Shares			3,458,849
Conversion of Series A, Series B, and Series C convertible preferred stock into Class A shares	801,813	$ (801,813)	$ 1,366		800,447			801,813
Conversion of Series A, Series B, and Series C convertible preferred stock into Class A shares, Shares		(15,525,685)	136,625,900
Issuance of Class A shares in connection with initial public offering, net of offering costs and underwriting discounts of $53,730	768,537		$ 457		768,080			768,537
Issuance of Class A shares in connection with initial public offering, net of offering costs and underwriting discounts of $53,730, Shares			45,681,499
Issuance of Class C shares in connection with Google Private Placement, net of offering costs of $900	99,100		$ 56		99,044			99,100
Issuance of Class C shares in connection with Google Private Placement, net of offering costs of $900, Shares			5,555,555
Class A and Class B shares withheld related to net share settlement of loans	(24,157)		$ (13)	(24,157)	13			(24,157)
Class A and Class B shares withheld related to net share settlement of loans, Shares			(1,340,354)
Treasury stock at Sep. 30, 2020	$ (24,320)
Treasury Stock, Shares at Sep. 30, 2020	(1,401,956)
Stock-based compensation expense	$ 34,420				34,420			34,420
Currency translation adjustment	37					37		37
Unrealized loss on available-for-sale securities, net of tax	(135)					(135)		(135)
Net loss	(64,596)						(63,081)	(63,081)	(1,515)
Ending balance at Sep. 30, 2020	1,274,421		$ 2,343	$ (24,320)	$ 1,828,395	$ 50	$ (532,047)	$ 1,274,421	$ 22,339
Ending balance at Sep. 30, 2020	$ 1,296,760
Ending balance, Shares at Sep. 30, 2020			234,235,243